Contract Assets And Contract Liabilities (Schedule Of Performance Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of performance obligations [line items]
Total	$ 132,700	$ 144,600
OnSite Generation [member]
Disclosure of performance obligations [line items]
Total	20,600	19,900
Power Systems [member]
Disclosure of performance obligations [line items]
Total	$ 112,100	$ 124,700